Significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2023
Significant accounting policies
Summary of details of subsidiaries

Name of subsidiary	Principal activity	Registered office	Proportion of ownership interest and voting rights held 2023	2022
Vertical Aerospace Group Limited (“VAGL”)	Development and commercialisation of eVTOL technologies.	Unit 1, Camwal Court, Bristol, United Kingdom BS2 0UW	100%	100%